Investment in Securities (Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income (Loss)) (Detail) - JPY (¥)
¥ in Millions
	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Total other-than-temporary impairment losses	¥ 0	¥ 113	¥ 0	¥ 806
Portion of loss recognized in other comprehensive income (before taxes)	0	0	0	(136)
Net impairment losses recognized in earnings	¥ 0	¥ 113	¥ 0	¥ 670